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Sequoia Fund, Inc.                                  767 Fifth Avenue, Suite 4701
                                                              New York, NY 10153
                                                                  (800) 686-6884

                                QUARTERLY REPORT
                      For the Period Ended March 31, 2007

TO THE SHAREHOLDERS OF SEQUOIA FUND, INC.:

Dear Shareholder:

     Sequoia Fund's results for the first quarter of 2007 are shown below with comparable results for the leading market indexes:

                                  SEQUOIA    DOW JONES    STANDARD &
          MARCH 31, 2007            FUND    INDUSTRIALS   POOR'S 500
                                  -------   -----------   ----------
          First Quarter             0.60%     -0.33%         0.64%
          1 Year                    6.18%     13.83%        11.83%
          5 Years (Annualized)      6.79%      5.86%         6.26%
          10 Years (Annualized)    11.39%      8.60%         8.20%


          The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown.

          THE S&P 500 INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF THE COMMON STOCKS OF 500 MAJOR US CORPORATIONS. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED, PRICE-WEIGHTED INDEX OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND ASSUMES REINVESTMENT OF DIVIDENDS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YEAR TO DATE PERFORMANCE AS OF THE MOST RECENT MONTH END CAN BE OBTAINED BY CALLING DST SYSTEMS, INC. AT (800) 686-6884.

                                   ----------

     Based on activity to the date of this letter, the capital gains distributions will be approximately $11.75 per share. Of this amount, a distribution of $5.50 per share will be distributed in June and the balance in December. However, the actual capital gains distribution in December may well vary from this figure. We will do our best to keep you informed of any material changes in this amount.

                                   Sincerely,


/s/ Richard T. Cunniff        /s/ Robert D. Goldfarb    /s/ David M. Poppe
---------------------------   -----------------------   ------------------------
   Richard T. Cunniff           Robert D. Goldfarb            David M. Poppe
     Vice Chairman                  President           Executive Vice President

May 15, 2007

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SEQUOIA FUND, INC.

STATEMENT OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS (91.54%)

   SHARES                                                           VALUE (a)
------------                                                     --------------
               AUTO PARTS (1.58%)
   1,699,697   O'Reilly Automotive Inc. (b)                      $   56,259,971
                                                                 --------------
               AUTOMOTIVE MANUFACTURING (4.07%)
      95,028   Porsche AG (Germany) (c)                             145,150,614
                                                                 --------------
               CASUALTY INSURANCE (11.65%)
  19,031,652   Progressive Corporation                              415,270,647
                                                                 --------------
               DIVERSIFIED COMPANIES (25.78%)
       8,428   Berkshire Hathaway Inc. Class A (b)                  918,567,720
          86   Berkshire Hathaway Inc. Class B (b)                      313,040
                                                                 --------------
                                                                    918,880,760
                                                                 --------------
               EDUCATION (0.90%)
     730,356   Apollo Group, Inc. (b)                                32,062,628
               FINANCE (1.12%)
     376,378   MasterCard Inc.                                       39,986,399
               FREIGHT TRANSPORTATION (5.47%)
   2,997,624   Expeditors International Inc.                        123,861,824
   4,000,000   Knight Transportation Inc.                            71,280,000
                                                                 --------------
                                                                    195,141,824
                                                                 --------------
               INDUSTRIAL & CONSTRUCTION SUPPLIES (3.99%)
   4,053,623   Fastenal Company                                     142,079,486
                                                                 --------------
               INSURANCE BROKERS (2.19%)
   2,888,441   Brown & Brown Inc.                                    78,132,329
                                                                 --------------
               MEDICAL EQUIPMENT (0.12%)
     120,075   Patterson Companies Inc. (b)                           4,261,462
                                                                 --------------
               PROCESS CONTROL INSTRUMENTS (0.77%)
     384,088   Danaher Corporation                                   27,443,088
                                                                 --------------
               RETAILING (22.60%)
   4,999,694   Bed Bath & Beyond Inc. (b)                           200,837,708
      39,797   Costco Wholesale Corporation                           2,142,670
   1,840,388   Lowe's Companies, Inc.                                57,953,818
   2,212,730   Target Corporation                                   131,126,380
   7,629,153   TJX Companies, Inc.                                  205,681,965
   2,119,715   Walgreen Company                                      97,273,721
   2,359,006   Wal-Mart Stores, Inc.                                110,755,332
                                                                 --------------
                                                                    805,771,594
                                                                 --------------
               TEXTILE - CARPETS (7.54%)
   3,273,926   Mohawk Industries Inc. (b)                           268,625,628
                                                                 --------------

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  SHARES                                                            VALUE (a)
------------                                                     --------------
               VETERINARY DIAGNOSTICS (3.76%)
   1,528,744   Idexx Laboratories Inc. (b)                       $  133,963,836
                                                                 --------------
               TOTAL COMMON STOCKS                               $3,263,030,266
                                                                 ==============
 PRINCIPAL
   AMOUNT                                                           VALUE (a)
------------                                                     --------------
U.S. GOVERNMENT OBLIGATIONS (8.41%)
$301,000,000   U.S. Treasury Bills due 4/19/07 through 5/24/07   $  299,623,536
                                                                 --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS                 $  299,623,536
                                                                 ==============
SUMMARY
Common Stocks                                            91.54%  $3,263,030,266
U.S. Government Obligations                               8.41%     299,623,536
Net Cash & Receivables                                    0.05%       1,850,701
                                                                 --------------
Net Assets                                                       $3,564,504,503
                                                                 ==============
Number of Shares Outstanding                                         23,195,097
                                                                 ==============
Net Asset Value Per Share                                        $       153.67
                                                                 ==============

(a) Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

(b)  Non-income producing.

(c) The Fund is invested in preference shares of Porsche AG which possess the same economic interest as Porsche common stock but have no voting rights.

                               OTHER INFORMATION

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund_reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov.

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          SEQUOIA FUND, INC.
          767 FIFTH AVENUE, SUITE 4701
          NEW YORK, NEW YORK 10153-4798
          WEBSITE : www.sequoiafund.com

          DIRECTORS
               Richard T. Cunniff
               Robert D. Goldfarb
               David M. Poppe
               Vinod Ahooja
               Roger Lowenstein
               Francis P. Matthews
               C. William Neuhauser
               Sharon Osberg
               Robert L. Swiggett, Chairman of the Board

          OFFICERS
               Richard T. Cunniff   -- Vice Chairman
               Robert D. Goldfarb   -- President
               David M. Poppe       -- Executive Vice President
               Joseph Quinones, Jr. -- Vice President, Secretary, Treasurer &
                                       Chief Compliance Officer
               Michael Valenti      -- Assistant Secretary

          INVESTMENT ADVISER
               Ruane, Cunniff & Goldfarb Inc.
               767 Fifth Avenue, Suite 4701
               New York, New York 10153-4798

          DISTRIBUTOR
               Ruane, Cunniff & Goldfarb LLC
               767 Fifth Avenue, Suite 4701
               New York, New York 10153-4798

          CUSTODIAN
               The Bank of New York
               MF Custody Administration Department
               1 Wall Street, 25th Floor
               New York, New York 10286

          REGISTRAR AND SHAREHOLDER SERVICING AGENT
               DST Systems, Inc.
               P.O. Box 219477
               Kansas City, Missouri 64121

          LEGAL COUNSEL
               Seward & Kissel
               One Battery Park Plaza
               New York, New York 10004

This report has been prepared for the information of shareholders of Sequoia Fund, Inc.